THIRD PARTY DEBT AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2016
THIRD PARTY DEBT AGREEMENTS
Schedule of maturities of Venator's commitments under capital leases

Year ending December 31:
2017	$7
2018	2
2019	2
2020	2
Thereafter	11
Total minimum payments	24
Less: Amounts representing interest	(4)
Present value of minimum lease payments	20
Less: Current portion of capital leases	(7)
Long-term portion of capital leases	$13